Capital Stock	12 Months Ended
Dec. 31, 2019
Disclosure Of Capital Stock [Abstract]
Capital Stock
13.	Capital Stock

(a)	Authorized
The Company has authorized share capital of an unlimited number of common voting shares, an unlimited number of Class A common shares and an unlimited number of preferred shares. The preferred shares may be issued in one or more series, and the directors may fix prior to each series issued, the designation, rights, privileges, restrictions and conditions attached to each series of preferred shares.

(b)	Shares issued and outstanding
Shares issued and outstanding are as follows:

	Number of Common Shares	Amount
Balance, December 31, 2017	15,782,327	$125,734
Shares issued upon exercise of stock options (1 3 (c))	206,885	654
Shares repurchased and cancelled under a normal course issuer bid (1)	(441,400)	(3,501)

Balance, December 31, 2018	15,547,812	$122,887
Shares issued upon exercise of stock options (1 3 (c))	8,001	37
Shares repurchased and cancelled under a normal course issuer bid (1)	(751,800)	(5,955)
Shares repurchased and cancelled under a substantial issuer bid (2)	(4,000,000)	(31,605)

Balance, December 31, 2019	10,804,013	$85,364

(1)
On May 16, 2018, the Company announced that the
TSX-V
accepted the Company’s notice of its intention to make a normal course issuer bid (the “2018 NCIB”). Under the terms of the 2018 NCIB, the Company could have acquired up to an aggregate of 794,088 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2018 NCIB was in place. The 2018 NCIB commenced on May 28, 2018 and ended on May 27, 2019. During the twelve months of the 2018 NCIB, the Company purchased and cancelled 771,900 common shares for a total cost of $5,085. The prices that the Company paid for the common shares purchased was the market price of the shares at the time of purchase.

On May 30, 2019, the Company announced that the
TSX-V
accepted the Company’s notice of intention to make an additional normal course issuer bid (the “2019 NCIB”). Under the terms of the 2019 NCIB, the Company may acquire up to an aggregate of 761,141 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2019 NCIB is in place. The 2019 NCIB commenced on May 30, 2019 and will end on May 29, 2020, or on such earlier date as the Company may complete its maximum purchases allowed under the 2019 NCIB. From the commencement of the 2019 NCIB, the Company purchased and cancelled 421,300 common shares for a total cost of $2,081. The prices that the Company paid or will pay for common shares purchased was or will be the market price of the shares at the time of purchase.
During the year ended December 31, 2019, the Company repurchased and cancelled 751,800 (2018 – 441,400), common shares as a result of the 2018 NCIB and 2019 NCIB. The aggregate price paid for these common shares totaled $4,145 (2018—$3,021). During the year ended December 31, 2019 the Company recorded $1,810 (2018—$480) directly in its deficit representing the difference between the aggregate price paid for these common shares and a reduction of the Company’s share capital totaling $5,955 (2018—$3,501).

(2)
On December 20, 2019, the Company completed a Substantial Issuer Bid (“SIB”) pursuant to which the Company purchased 4,000,000 of its common shares for cancellation at a set purchase price of $6.50 per common share for a total purchase price of $26,000 in cash. The Company incurred an additional $139 on transaction costs related to the SIB for a total aggregate purchase price paid of $26,139. During the year ended December 31, 2019, the Company recorded $5,466 directly in its deficit representing the difference between the aggregate price paid for these common shares and a reduction of the Company’s share capital totaling $31,605.

(c)	Stock option plan
The Company has a stock option plan which is administered by the Board of Directors of the Company with stock options granted to directors, management, employees and consultants as a form of compensation. The number of common shares reserved for issuance of stock options is limited to a maximum of 2,934,403 common shares of the Company at any time. The stock options generally have a maximum term of between five and ten years and vest within a five-year period from the date of grant.
Changes in the number of options outstanding during the year ended December 31, 2019 is as follows:

Year ended December 31, 2019	Options	Weighted average exercise price
Balance, beginning of period	1,394,642	$3.91
Granted	262,000	4.95
Exercised	(8,001)	(2.45)
Forfeited, cancelled or expired	(220,233)	(6.75)

Balance, end of period	1,428,408	$3.67

Options exercisable, end of period	1,059,308	$2.88

Changes in the number of options outstanding during the years ended December 31, 2018 and 2017 are as follows:

Year ended December 31	2018		2017
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,602,127	$3.58	1,387,000	$2.37
Granted	200,000	7.25	476,000	7.20
Exercised	(206,885)	(1.76)	(207,950)	(2.50)
Forfeited, cancelled or expired	(200,600)	(6.85)	(52,923)	(8.58)

Balance, end of period	1,394,642	$3.91	1,602,127	$3.58

Options exercisable, end of period	1,044,892	$2.80	1,231,127	$2.50

Options outstanding at December 31, 2019 consist of the following:

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$0.30	185,000	3.35 years	$0.30	185,000
$1.01 - $3.00	539,433	2.30 years	$1.59	539,433
$3.01 - $4.00	29,000	0.90 years	$3.90	29,000
$4.01 - $5.00	262,000	4.49 years	$4.95	52,400
$5.01 - $7.30	412,975	2.76 years	$7.08	253,475

$0.30 - $7.30	1,428,408	2.94 years	$3.67	1,059,308

Compensation expense related to stock options granted during the year or from previous periods under the stock option plan for the year ended December 31, 2019 is $417 (2018 – $1,022; 2017 – $491). The compensation expense was determined based on the fair value of the options at the date of measurement using the
Black-Scholes
option pricing model. The expected life of stock options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The compensation expense for the years ended December 31, 2019, 2018, and 2017 was determined based on the fair value of the options at the date of measurement using the
Black-Scholes
option pricing model:

Years ended December 31:	2019	2018	2017
Expected option life	4.4 years	4.4 years	4.5 years
Risk free interest rate	1.40%	1.92%-2.04%	1.71%
Dividend yield	n il	n il	nil
Expected volatility	47.10%	85.14%-93.72%	80.44%

Additionally, prior to its disposal Apicore had a stock option plan and at the December 1, 2016 acquisition date, there were 897,500 options to purchase Class E common stock of Apicore Inc. outstanding. 497,500 options became fully vested on the change in control with the right to put the outstanding Apicore Class E shares and options to the Company upon the change in control. The remaining Apicore stock options outstanding of 400,000 were unaffected by the change of control and fully vested during 2017. The value of the put option was initially recorded as a liability to repurchase Apicore Class E shares on the consolidated statements of financial position and the value of the remaining options was recorded as non-controlling
interest within equity.
During the year ended December 31, 2017, employees and former directors of Apicore exercised 292,500 stock options to acquire 292,500 Class E common shares of Apicore for gross proceeds to the Company of US$280. These shares, as well as 112,500 Class E common shares previously issued for gross proceeds of US$48 were then purchased by the Company upon the employees and former directors exercising their put right to the Company. This resulted in the Company acquiring 405,000 Class E common shares of Apicore for a total cost of US$1,975 (CDN—$2,690) during 2017. As a result of the employees and former directors exercising their put right to the Company, the liability to repurchase Apicore Class E common shares on the consolidated statements of financial position was reduced.
On July 3, 2017, the remaining employee put options over 117,500 Class E shares, to be issued upon the exercise of stock options, of Apicore expired without being exercised by the employees and the value of these options, totaling $615
,

was reclassified as a
non-controlling
interest. As a result, there remained 517,500 stock options in Apicore Inc. outstanding prior to the sale transaction which occurred on October 2, 2017.
During the year ended December 31, 2017, the Company recorded $132 of stock-based compensation expense within the loss from discontinued operations on the consolidated statements of net income and comprehensive income relating to stock options in Apicore.

(d)	Warrants
On November 17, 2016 in connection with a term loan entered into to fund an acquisition, the Company issued 900,000 warrants to the lenders, exercisable for a
48-month
period following the issuance of the loan at a price of $6.50 per share. The fair value of the warrants issued in connection with the loan was $2,066 net of its pro-rata
share of financing costs of $117 and were recorded in equity with a corresponding balance recorded as deferred financing costs which is netted against the associated long-term debt on the consolidated statements of financial position as at December 31, 2017.
Changes in the number of Canadian dollar denominated warrants outstanding during the years ended December 31, 2019, 2018, and 2017 are as follows:

Years ended December 31	2019		2018		2017
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Balance, beginning of period	900,000	$6.50	900,000	$6.50	941,969	$6.31
Exercised	—	—	—	—	(41,969)	(2.20)

Balance, end of period	900,000	$6.50	900,000	$6.50	900,000	$6.50

Warrants exercisable, end of period	900,000	$6.50	900,000	$6.50	900,000	$6.50

(e)	Per share amounts
The following table reflects the calculation of basic (loss) earnings per share for the years ended December 31, 2019, 2018 and 2017:

Year ended December 31	2019	2018	2017
Net (loss) earnings before discontinued operations	$(1.32)	$0.25	$0.74
Earnings from discontinued operations, net of tax	—	—	2.04

	$(1.32)	$0.25	$2.78

The following table reflects the calculation of diluted (loss) earnings per share for the years ended December 31, 2019, 2018 and 2017:

Year ended December 31	2019	2018	2017
Net (loss) earnings before discontinued operations	$(1.32)	$0.24	$0.63
Earnings from discontinued operations, net of tax	—	—	1.76

	$(1.32)	$0.24	$2.39

The following table reflects the (loss) income used in the basic (loss) earnings per share computations for the years ended December 31, 2019, 2018 and 2017:

Year ended December 31	2019	2018	2017
Net (loss) earnings before discontinued operations	$(19,786)	$3,926	$11,497
Earnings from discontinued operations, net of tax	—	—	31,924

	$(19,786)	$3,926	$43,421

The following table reflects the share data used in the denominator of the basic and diluted (loss) earnings per share computations for the years ended December 31, 2019, 2018 and 2017:

Year ended December 31	201 9	2018	2017
Weighted average shares outstanding for basic (loss) earnings per share	14,998,540	15,791,396	15,636,853
Effects of dilution from:
Stock options	—	772,267	1,601,227
Warrants	—	—	900,000

Weighted average shares outstanding for diluted (loss) earnings per share	14,998,540	16,563,663	18,138,080

Effects of dilution from 1,428,408 stock options (2018 – 622,375, 2017 – 900) and 900,000 warrants (2018

–

900,000, 2017 –
nil
) were excluded in the calculation of weighted average shares outstanding for diluted (loss) earnings per share before discontinued operations for the year ended December 31, 2019 as they are anti-dilutive.